UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

INQQ The India Internet ETF

Ticker: INQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about the INQQ The India Internet ETF (the "Fund") for the period from September 1, 2025 to August 31, 2026.  You can find additional information about the Fund at https://inqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
INQQ The India Internet ETF	$82	0.86%

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of INQQ The India Internet Index (the “Index”). For the fiscal year ended August 31, 2026, the Fund delivered a total return of -9.34% at net asset value (“NAV”). Performance was primarily impacted by heightened geopolitical uncertainty stemming from the conflict in the Middle East, which disrupted global energy markets and contributed to a sharp increase in oil prices. Given India’s heavy reliance on imported oil, rising energy costs weighed on the broader economy and consumer sentiment, contributing to a more difficult backdrop for consumer internet companies exposed to discretionary spending, including e-commerce, quick commerce, online travel and food delivery businesses.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2026

Table Summary
	INQQ The India Internet ETF	MSCI India Index (USD) (TR)Footnote Reference*	INQQ The India Internet Index (USD) (NR)Footnote Reference†
Apr/22	$10,000	$10,000	$10,000
Aug/22	$7,830	$9,542	$7,859
Aug/23	$7,750	$9,715	$7,936
Aug/24	$9,967	$13,629	$10,828
Aug/25	$9,928	$12,315	$10,852
Aug/26	$9,000	$11,884	$9,973
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
INQQ The India Internet ETF	-9.34%	-2.36%
MSCI India Index (USD) (TR)Footnote Reference*	-3.50%	3.99%
INQQ The India Internet Index (USD) (NR)Footnote Reference†	-8.10%	-0.06%

Since its inception on April 5, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-855-888-9892 or visit https://inqqetf.com/materials/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,889,948	26	$443,534	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.5%
Industrials	2.6%
Energy	6.8%
Communication Services	9.4%
Financials	36.2%
Consumer Discretionary	44.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Eternal	8.0%
Bajaj Finance	7.6%
Reliance Industries	6.8%
One 97 Communications	6.1%
PB Fintech	5.8%
Jio Financial Services	5.8%
Info Edge India	5.2%
FSN E-Commerce Ventures	5.1%
Lenskart Solutions	5.1%
Swiggy	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://inqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

INQQ The India Internet ETF: INQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2026

INQQ-AR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$46,575	N/A	N/A	$46,575	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,500(1)	N/A	N/A	$10,500(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)	The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $10,500 and $10,500, respectively.

(h)	Not Applicable.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)	The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

INQQ The India Internet ETF

Annual Financials and Other Information

August 31, 2026

INQQ The India Internet ETF

Table of Contents

For additional information about the Fund, including prospectus, financial information, holdings, and proxy voting information, call or visit: • 1-855-888-9892 • https://inqqetf.com/materials/

INQQ The India Internet ETF

Schedule of Investments

August 31, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 100.6%

India — 100.6%
Communication Services — 9.4%
Affle 3i*	58,054	$974,609
Info Edge India	173,084	2,387,648
Nazara Technologies*	244,563	957,632
		4,319,889

Consumer Discretionary — 44.1%
BrainBees Solutions*	240,060	460,063
Cartrade Tech*	44,306	1,392,516
Eternal*	1,069,095	3,685,285
FSN E-Commerce Ventures*	636,568	2,337,775
Jubilant Foodworks	402,851	2,099,301
Le Travenues Technology*	147,185	252,089
Lenskart Solutions*	335,282	2,333,346
MakeMyTrip*	37,890	2,207,471
Meesho*	939,540	2,027,417
Swiggy*	761,161	2,254,344
Urban Company*	696,500	1,222,847
		20,272,454

Consumer Staples — 1.5%
Honasa Consumer	136,792	691,137

Energy — 6.8%
Reliance Industries	231,735	3,109,075

Financials — 36.2%
Angel One	467,656	1,409,632
Bajaj Finance	316,026	3,509,509
Billionbrains Garage Ventures*	931,460	1,879,532
Go Digit General Insurance*	242,687	656,302
Jio Financial Services	1,041,046	2,639,768
One 97 Communications*	153,934	2,777,018
PB Fintech*	134,878	2,656,996
Pine Labs*	617,157	1,063,574
		16,592,331

Description	Shares	Fair Value
India — continued
Industrials — 2.6%
IndiaMart InterMesh	28,851	$532,091
Zinka Logistics Solutions*	104,153	649,771
		1,181,862
		46,166,748

Total Common Stock
(Cost $39,764,933)		46,166,748

Total Investments — 100.6%
(Cost $39,764,933)		$46,166,748

Percentages are based on net assets of $45,889,948.

††   Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*     Non-income producing security.

As of August 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

INQQ The India Internet ETF

Statement of Assets and Liabilities

August 31, 2026

Assets:
Investments, at Cost	$39,764,933
Foreign Currency, at Cost	10,321
Investments, at Fair Value	$46,166,748
Cash and Cash Equivalents	32,056
Foreign Currency, at Value	10,310
Receivable for Investment Securities Sold	496,656
Dividends Receivable	21,413
Total Assets	46,727,183

Liabilities:
Advisory Fees Payable	33,007
Accrued Foreign Capital Gains Tax on Appreciated Securities	804,228
Total Liabilities	837,235

Net Assets	$45,889,948

Net Assets Consist of:
Paid-in Capital	$47,101,368
Total Distributable Earnings (Accumulated Losses)	(1,211,420)
Net Assets	$45,889,948

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	3,270,000
Net Asset Value, Offering and Redemption Price Per Share	$14.03

The accompanying notes are an integral part of the financial statements.

INQQ The India Internet ETF

Statement of Operations

For the Year Ended August 31, 2026

Investment Income:
Dividend Income	$163,099
Interest Income	2,341
Less: Foreign Taxes Withheld	(35,722)
Total Investment Income	129,718

Expenses:
Advisory Fees	443,534
Total Expenses	443,534

Net Investment Income (Loss)	(313,816)

Net Realized Gain (Loss) on:
Investments(1)	(3,637,271)
Foreign Currency Transactions	(50,051)
Foreign Capital Gains Tax	(2,044)
Net Realized Gain (Loss)	(3,689,366)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,110,029)
Foreign Currency Translations	486
Foreign Capital Gains Tax on Appreciated Securities	(141,009)
Net Change in Unrealized Appreciation (Depreciation)	(2,250,552)

Net Realized and Unrealized Gain (Loss)	(5,939,918)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,253,734)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

INQQ The India Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income (Loss)	$(313,816)	$(274,540)
Net Realized Gain (Loss)(1)	(3,689,366)	90,724
Net Change in Unrealized Appreciation (Depreciation)	(2,250,552)	(17,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,253,734)	(201,598)

Distributions:	(1,230,967)	(704,077)
Capital Share Transactions:
Issued	2,870,112	21,202,581
Redeemed	(11,344,159)	(4,408,854)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,474,047)	16,793,727
Total Increase (Decrease) in Net Assets	(15,958,748)	15,888,052
Net Assets:
Beginning of Year	61,848,696	45,960,644
End of Year	$45,889,948	$61,848,696

Share Transactions:
Issued	200,000	1,330,000
Redeemed	(840,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(640,000)	1,050,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

INQQ The India Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Years Ended August 31,					Period Ended August 31, 2022†
	2026	2025	2024	2023
Net Asset Value, beginning of year/period	$15.82	$16.07	$12.50	$12.63		$16.13
Investment Activities
Net investment income (loss)*	(0.08)	(0.07)	(0.05)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	(1.38)	0.01	3.63	(0.11	)(1)	(3.49)
Total from investment activities	(1.46)	(0.06)	3.58	(0.13)		(3.50)
Distributions to shareholders from:
Net investment income	(0.15)	(0.06)	—	—		—
Net realized capital gains	(0.18)	(0.13)	(0.01)	—		—
Total distributions	(0.33)	(0.19)	(0.01)	—		—
Net Asset Value, end of year/period	$14.03	$15.82	$16.07	$12.50		$12.63
Net Asset Value, Total Return (%)(2)	(9.34)	(0.40)	28.62	(1.03)		(21.70)
Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86		0.86	(3)
Net investment income (loss) (%)	(0.61)	(0.47)	(0.32)	(0.18)		(0.27	)(3)
Supplemental Data
Net Assets end of year/period (000)	$45,890	$61,849	$45,961	$8,251		$884
Portfolio turnover rate (%)(4)	36	43	32	46		13

*        Per share data calculated using average shares method.

†        Commenced operations on April 5, 2022.

(1)     The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(2)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)     Annualized.

(4)     Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of INQQ The India Internet ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of INQQ The India Internet IndexTM (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on April 5, 2022.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange“). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each fund in the Trust, evaluated its business activities and determined that each fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the Fund’s daily operations and financial reporting. Through these committees, the CODM manages the Fund’s

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

operations to achieve its investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended August 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. A fund with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

For the year ended August 31, 2026, accrued foreign capital gains tax on appreciated securities as shown on the Statement of Assets and Liabilities and recorded net changes in unrealized appreciation (depreciation) on Deferred Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statement of Operations were $804,228 and $(141,009), respectively.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of the average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

EMQQ Global LLC is the sponsor of the Fund’s Index and of the Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

3. SERVICE PROVIDERS (concluded)

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended August 31, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$18,743,363	$28,798,767

For the year ended August 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended August 31, 2026, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain (Loss)
$161,052	$585,433	$208,161

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

5. TAX INFORMATION (continued)

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

At August 31, 2026, the Fund reclassified the following permanent amount between paid-in capital and Distributable Earnings (Accumulated Losses), and the reclassification is primarily related to in-kind redemptions:

Paid-in Capital	Distributable Earnings (Accumulated Losses)
$205,311	$(205,311)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2026 and August 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2026	$1,230,967	$—	$1,230,967
2025	704,077	—	704,077

As of August 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Post-October Losses	$(3,927,632)
Capital Loss Carryforwards	(93,928)
Deferred Late-Year Losses	(352,807)
Unrealized Appreciation (Depreciation)	3,162,946
Other Temporary Differences	1
Total Distributable Earnings (Accumulated Losses)	$(1,211,420)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2025 through August 31, 2026, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen on the first day of the Fund’s next taxable year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2026 through August 31, 2026, and specified losses realized on investment transactions from November 1, 2025 through August 31, 2026, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. As of August 31, 2026, the following capital losses carried forward are as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$93,928	$—	$93,928

The Fund did not utilize any capital loss carryforwards to offset capital gains for the period.

For Federal income tax purposes, the cost of securities owned at August 31, 2026, were different from amounts reported for financial reporting purposes primarily due to wash sales, passive foreign investment companies and mark-to-market, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) on investments held by the Fund at August 31, 2026, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$42,199,805	$10,931,625	$(6,964,451)	$3,967,174

*    The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the year ended August 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:
India	$35,404
Sweden	2,362
Total Income Taxes Paid, Net of Refunds Paid†	$37,766

†      Includes Foreign Capital Gains Tax Paid under Net Realized Gain (Loss) on the Statement of Operations.

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that their investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Currency Exchange Rate Risk: To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Indian Securities Risk: Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

The securities market of India is considered an emerging market that is characterized by a comparatively smaller number of listed companies that have significantly smaller market capitalizations, greater price volatility and less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This may affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”), India’s securities markets regulator, in order to have the ability to make and dispose of investments in Indian listed and/or to-be listed securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) or that the Indian regulatory authorities will continue to grant such registrations, and the loss of such registration could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Because the Fund invests primarily in the securities of listed companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. There may be less reliable or publicly-available information about the Indian market due to non-uniform regulatory, accounting, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy and in index data, computation, and construction. For these reasons, the Index Provider’s due diligence and oversight process with respect to index data, computation, construction and rebalancing may be limited, all of which may have an adverse impact on the Fund. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Ethnic and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of the Fund to track the Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Financials Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (concluded)

significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, the conflict in the Middle East, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

7. OTHER

At August 31, 2026, the records of the Trust reflected that shares outstanding of the Fund were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

As a means to fight inflation, the Federal Reserve and certain foreign central banks have raised interest rates. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention

INQQ The India Internet ETF

Notes to Financial Statements

August 31, 2026 (Concluded)

8. RECENT MARKET EVENTS (concluded)

into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Advancements in technology, including the use of artificial intelligence and other emerging technologies, and increased regulation of artificial intelligence may also adversely impact markets.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

INQQ The India Internet ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of INQQ The India Internet ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of INQQ The India Internet ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2026, 2025, 2024, 2023 and for the period April 5, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2026, 2025, 2024, 2023, and for the period April 5, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 20, 2026

INQQ The India Internet ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2026, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
0.00%	100.00%	100.00%	0.00%	20.22%	0.00%	0.39%	100.00%	0.00%	2.80%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)   The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)   The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)   The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

(7)   The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended August 31, 2026. The Fund accrued foreign taxes during the fiscal year ended August 31, 2026, amounted to $35,404 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 — Dividend for the year ended December 31, 2026. In addition, for the fiscal year ended August 31, 2026, gross income derived from sources within foreign countries amounted to $93,820 for the Fund.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

INQQ The India Internet ETF

Other Information (Form N-CSR Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including prospectus, financial information, holdings, and proxy voting information, call or visit: • 1-855-888-9892 • https://inqqetf.com/materials/

EMQ-AR-002-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski,
Richard Malinowski, Principal Executive Officer

Date: October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski,
Richard Malinowski, Principal Executive Officer

Date: October 28, 2026

	By	/s/ Christopher W. Roleke,
Christopher W. Roleke, Principal Financial Officer

Date: October 28, 2026